Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 1,353	$ 638
Less: accumulated depreciation	(152)	(339)
Total property and equipment, net	1,201	299
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	276	247
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 1,077	$ 391